Shareholders' Equity (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 04, 2019	May 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense			$ 79
Share based compensation expense			$ 2,892	$ 1,681	$ 634
Unrecognized compensation cost, recognition period			1 year 8 months 19 days
Aggregate intrinsic Value, Outstanding			$ 2,343	1,886	3,450
Aggregate intrinsic Value, Outstanding, Vested and expected to vest			1,746	855	1,140
Dividend	$ 6,600	$ 5,100	$ 6,551	5,063	5,001
Dividend paid per share	$ 0.17	$ 0.14
Percentage of outstanding shares grant			3.50%
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for grant			1,352,749
Unrecognized share-based compensation expense			$ 8,395
Share based compensation expense			$ 2,623
Weighted average grant- date fair value, Vested			$ 0.00
Percentage of outstanding shares grant			3.50%
Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense			$ 269	$ 402	$ 634